Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Comprehensive Loss
Net loss	$ (8,266,576)	$ (6,140,730)
Other comprehensive income (loss):
Foreign currency translation adjustments	23,546	(2,504)
Comprehensive loss	$ (8,243,030)	$ (6,143,234)